Paradigm Value Fund

1ST QUARTER | MARCH 31, 2023
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Small-Cap Domestic Equity	$48 Million	1/1/2003	PVFAX

INVESTMENT OBJECTIVE—SEEKS LONG-TERM CAPITAL APPRECIATION

The Paradigm Value Fund (PVFAX) focuses on small companies that are often ignored by Wall Street. The Fund's management conducts extensive research to identify companies it believes are trading at an unwarranted discount to their peers and/or their long-term prospects. The goal is to find what we believe to be good companies with sound businesses and strong management teams whose stock prices don't reflect the value of the underlying company.

- Research-driven approach to identifying hidden value
- Track record of downside protection
- Tax-efficient, low-turnover strategy

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL NET RETURN (AS OF 3/31/23)				
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Value Fund	1.47%	1.47%	(7.87)%	22.32%	7.63%	8.76%	11.68%
Russell 2000® Value Index	(0.66)%	(0.66)%	(12.96)%	21.01%	4.55%	7.22%	8.84%
+/-	2.13%	2.13%	5.09%	1.31%	3.08%	1.54%	2.84%
Morningstar Small Blend Rank	86%	86%	45%	30%	13%	35%	

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MORNINGSTAR RATING

Overall	Among 589 Small Blend Funds
★★★	

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

TOP 10 HOLDINGS

	% of Total Net Assets¹
EMCOR Group, Inc.	5.7
Kulicke & Soffa Industries, Inc.	5.6
Kforce Inc.	5.2
Summit Materials, Inc.	4.4
Addus HomeCare Corporation	4.2
A10 Networks, Inc.	4.0
PerkinElmer, Inc.	3.5
Sensient Technologies Corporation	3.5
Mid-America Apartment Communities, Inc.	3.4
Calix, Inc.	3.3
Total	42.8

SECTOR ALLOCATION

	% of Assets¹	Russell 2000 Value Index
Communication Services	1.2	1.5
Consumer Discretionary	6.3	12.0
Consumer Staples	0.0	2.8
Energy	0.0	4.6
Financials	6.2	30.6
Health Care	16.0	9.5
Industrials	22.5	14.7
Information Technology	36.3	7.5
Materials	8.0	4.4
Real Estate	3.5	6.8
Telecomm. Services	0.0	0.3
Utilities	0.0	5.3
Total	100.0	100.0

FUND FACTS

- Median Market Cap (Billions): $2.8
- Price/Book Ratio: 2.5x
- Turnover (1-year): 2%
- Number of Holdings: 45
- Standard Deviation (5-year): 24.5%
- Expense Ratio: 1.50%

OVERALL LIPPER RATINGS

4 Total Return	3 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 3/31/23. The Fund received a Lipper Leader designation for Tax Efficiency among 878 funds.

PARADIGM
CAPITAL MANAGEMENT

Paradigm Value Fund (PVFAX)

GROWTH OF $10,000 INVESTMENT


$130,000
$104,000
$78,000
$52,000
$26,000
$0
Paradigm Value Fund
Russell 2000® Value Index
$93,653
$55,550
2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023

This chart illustrates an investment of $10,000 in Paradigm Value Fund on January 1, 2003, including reinvestment of dividends and distributions.

RISK PROFILE


5-YEAR ANNUALIZED RISK/REWARD
ANNUALIZED RETURN(%)
7.1
5.8
4.6
3.3
2.0
MORE RETURN, LOWER RISK
Paradigm Value Fund
MORE RETURN, MORE RISK
Russell 2000® Value Index (Total Return)
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
11.9
18.1
24.5
30.7
37.0
ANNUALIZED STANDARD DEVIATION


5-YEAR MARKET CAPTURE
UPSIDE CAPTURE(%)
150.0
125.0
100.0
75.0
50.0
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
Paradigm Value Fund
Russell 2000® Value Index (Total Return)
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
70.0
85.0
100.0
115.0
130.0
DOWNSIDE CAPTURE(%)

INVESTMENT PROFESSIONALS

Candace King Weir
Chief Investment Officer, Co-Portfolio Manager
- Investment professional since 1966

Amelia Weir
Senior Vice President, Co-Portfolio Manager
- Investment professional since 1999

Scott M. Bruce, CFA
Vice President, Co-Portfolio Manager
- Investment professional since 1985

CONTACT US

For more information please contact:
800.239.0732
www.paradigmcapital.com

CUSIP

69901E104

REDEMPTION FEE

- For shares held 90 days or less: 2%

IMPORTANT INFORMATION

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Fund primarily invests in small capitalization companies (less than $2.5 billion). Small capitalization companies can be riskier investments than larger companies.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund before investing. This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[1] Holdings are subject to change and may not be representative of current or future holdings.

[2] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 3/31/23, the Paradigm Value Fund had a 3-star rating for the 3-year period (589 funds), and a 4-star rating for the 5-year period (543 funds), and a 3-star rating for the 10-year period (372 funds) and a 3-star rating for the Overall period (589 funds). © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use. Percentile Rank in Category is the Fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 3/31/23, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Value Fund is in the Lipper equity funds category and received a score of 3 for Total Return for the 3-year period (878 funds), and a score of 5 for the 5-year period (814 funds), and a score of 4 for the 10-year period (579 funds) and a score of 4 for the Overall period (878 funds). For Tax Efficiency, the Fund received a score of 4 for the 3-year period (878 funds), and a score of 4 for the 5-year period (814 funds), and a score of 2 for the 10-year period (579 funds) and a score of 3 for the Overall period (878 funds). Not FDIC-Insured. May Lose Value. No Bank Guaran65

Paradigm Select Fund

1ST QUARTER | MARCH 31, 2023
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Small-Cap Domestic Equity	$93 Million	1/1/2005	PFSLX

INVESTMENT OBJECTIVE—SEEKS LONG-TERM CAPITAL APPRECIATION

Paradigm's Select Fund (PFSLX) focuses on small- to mid-cap equities whose price does not accurately reflect what we believe to be the true earnings potential of the company. Rigorous in-house analysis informed by ongoing dialogue with management and industry leaders culminates in an insight into corporate strategy, competitive dynamics, near-term risks, and a long-term earnings outlook. Stocks are selected for the portfolios based on return potential, conviction, and an evaluation of stock-specific and portfolio risk. Our goal is to outperform the Russell 2500 over time with lower volatility.

- Seeks lower-volatility exposure to small-cap market by investing in slightly larger "SMid-Cap" companies
- Track record of downside protection
- Tax-efficient, low-turnover strategy

PERFORMANCE

	QTD	YTD	AVERAGE ANNUALIZED TOTAL NET RETURN (AS OF 3/31/23) 1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Select Fund[1]	9.19%	9.19%	(8.41)%	23.10%	9.97%	10.74%	9.50%
Russell 2500® Index	3.39%	3.39%	(10.39)%	19.42%	6.65%	9.07%	8.23%
+/-	5.80%	5.80%	1.98%	3.68%	3.32%	1.67%	1.27%
Morningstar Small-Cap Blend Rank	2%	2%	69%	11%	8%	9%	–

[1]**Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.**

[2]**The Fund's expense ratio is from the most recent prospectus. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.16% of the Select Fund's average daily net assets through April 30, 2023. The Fund's total annual operating expense is 1.51% including management fees and other expenses.**

MORNINGSTAR RATING

Overall	Among 375 Mid Blend Funds
★★★★	

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $5.3
- Price/Book Ratio: 3.5x
- Turnover (1-year): 7%
- Number of Holdings: 43
- Standard Deviation (5-year): 23.8%
- Net Expense Ratio: 1.16%[2]

OVERALL LIPPER RATINGS

5 Total Return	5 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 3/31/23. The Fund received a Lipper Leader designation for Tax Efficiency among 353 funds.

TOP 10 HOLDINGS

	% of Total Net Assets[3]
Builders FirstSource, Inc.	5.2
Globus Medical, Inc.	5.2
EMCOR Group, Inc.	5.0
Kforce Inc.	4.7
PerkinElmer, Inc.	4.6
Kulicke & Soffa Industries, Inc.	4.5
Teradyne, Inc.	3.9
Natera, Inc.	3.7
Marvell Technology, Inc.	3.5
Best Buy Co., Inc.	3.4
Total	43.7

SECTOR ALLOCATION

	% of Assets[4]	Russell 2500 Index
Communication Services	0.0	1.6
Consumer Discretionary	9.5	12.6
Consumer Staples	0.0	3.5
Energy	0.0	4.1
Financials	1.1	17.4
Health Care	20.5	12.2
Industrials	28.7	18.9
Information Technology	35.3	14.9
Materials	3.5	5.9
Real Estate	1.4	5.6
Telecomm. Services	0.0	0.1
Utilities	0.0	3.2
Total	100.0	100.0

PARADIGM
CAPITAL MANAGEMENT

GROWTH OF $10,000 INVESTMENT


$80,000
$64,000
$48,000
$32,000
$16,000
$0
Paradigm Select Fund
Russell 2500 – Total Return
$52,360
$42,337
2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023

This chart illustrates an investment of $10,000 in Paradigm Select Fund on January 1, 2005, including reinvestment of dividends and distributions.

RISK PROFILE


5-YEAR ANNUALIZED RISK/REWARD
ANNUALIZED RETURN(%)
11.4
9.1
6.7
4.4
2.0
MORE RETURN, LOWER RISK
Paradigm Select Fund
MORE RETURN, MORE RISK
Russell 2500® Index (Total Return)
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
12.0
17.4
22.8
28.2
33.6
ANNUALIZED STANDARD DEVIATION


5-YEAR MARKET CAPTURE
UPSIDE CAPTURE(%)
150.0
125.0
100.0
75.0
50.0
MORE UPSIDE, LESS DOWNSIDE
Paradigm Select Fund
MORE UPSIDE, MORE DOWNSIDE
Russell 2500® Index (Total Return)
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
40.0
70.0
100.0
130.0
160.0
DOWNSIDE CAPTURE(%)

INVESTMENT PROFESSIONALS

Candace King Weir

Chief Investment Officer, Co-Portfolio Manager

- Investment professional since 1966

Amelia Weir

Senior Vice President, Co-Portfolio Manager

- Investment professional since 1999

CONTACT US

For more information please contact:

800.239.0732

www.paradigmcapital.com

CUSIP

69901E302

REDEMPTION FEE

- For shares held 90 days or less: 2%

IMPORTANT INFORMATION

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase. Small capitalization companies can be riskier investments than larger companies.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund before investing. This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[3] Holdings are subject to change and may not be representative of current or future holdings.

[4] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell 2500® Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 3/31/23, the Paradigm Select Fund had a 4-star rating for the 3-year period (375 funds), and a 4-star rating for the 5-year period (351 funds), and a 4-star rating for the 10-year period (224 funds) and overall the Select Fund had a 4-star rating (375 funds). Paradigm Select Fund is in the Mid Blend category tracked by Morningstar. © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use. Percentile Rank in Category is the Fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 3/31/23, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Select Fund is in the Lipper equity funds category and received a score of 5 for Total Return for the 3-year period (353 funds), and a score of 5 for the 5-year period (337 funds), and a score of 5 for the 10-year period (223 funds) and finally a score of 5 for the Overall period (353 funds). For Tax Efficiency, the Fund received a score of 5 for the 3-year period (353 funds), and a score of 5 for the 5-year period (337 funds), and a score of 4 for the 10-year period (223 funds) and a score of 5 for the Overall period (353 funds). Not FDIC-Insured. May Lose Value. No Bank Guarantee.

Paradigm Micro-Cap Fund

1ST QUARTER | MARCH 31, 2023
FACT SHEET

Asset Class	Fund Net Assets	Inception Date	Symbol
Micro-Cap Domestic Equity	$122 Million	1/1/2008	PVIVX

INVESTMENT OBJECTIVE—SEEKS LONG-TERM CAPITAL APPRECIATION

The Paradigm Micro-Cap Fund (PVIVX) offers focused, carefully selected exposure to the smallest segment of the U.S. equity market. These small companies are often overlooked by Wall Street and other mutual funds, yet they offer high return potential. It is an asset class that demands specialized expertise, and the managers of the Paradigm Micro-Cap Fund have been dedicated to this subset of the market since 1972. PVIVX was managed under a previous mandate and team until December 27, 2011.

- True micro-cap exposure
- Concentrated, best-ideas approach
- Proven management team focused on the micro-cap market

PERFORMANCE

			AVERAGE ANNUALIZED TOTAL NET RETURN (AS OF 3/31/23)				
	QTD	YTD	1 YEAR	3 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Paradigm Micro-Cap Fund	6.86%	6.86%	(3.96)%	31.07%	10.83%	11.98%	9.36%
Russell Microcap® Index	(2.83)%	(2.83)%	(17.93)%	17.19%	2.96%	7.27%	6.03%
+/-	9.69%	9.69%	13.97%	13.88%	7.87	4.71%	3.33%
Morningstar Small Blend Rank	6%	6%	14%	2%	1%	1%	–

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MORNINGSTAR RATING

Overall	Among 589 Small Blend Funds
★★★★★	

The Overall Morningstar Rating is based on risk-adjusted returns, derived from a weighted average of the 3, 5, and 10 year (if applicable) Morningstar metrics.

FUND FACTS

- Median Market Cap (Billions): $0.9
- Price/Book Ratio: 3.0x
- Turnover (1-year): 38%
- Number of Holdings: 57
- Standard Deviation (5-year): 27.9%
- Expense Ratio: 1.25%

TOP 10 HOLDINGS

	% of Total Net Assets[1]
Extreme Networks, Inc.	4.7
Insight Enterprises, Inc.	4.7
Axcelis Technologies, Inc.	4.4
Modine Manufacturing Company	3.8
Onto Innovation, Inc.	3.6
Veeco Instruments Inc.	3.5
MaxLinear, Inc.	3.4
Ultra Clean Holdings, Inc.	3.2
Infinera Corporation	3.2
Ensign Group, Inc.	3.1
Total	37.6

SECTOR ALLOCATION

	% of Assets[2]	Russell Microcap Index
Communication Services	0.0	1.0
Consumer Discretionary	6.1	9.9
Consumer Staples	0.0	1.7
Energy	0.0	3.9
Financials	0.0	21.9
Health Care	28.8	27.5
Industrials	13.0	14.3
Information Technology	49.0	12.5
Materials	3.1	5.1
Real Estate	0.0	0.7
Telecomm. Services	0.0	0.4
Utilities	0.0	1.1
Total	100.0	100.0

OVERALL LIPPER RATINGS

5 Total Return	4 Tax Efficiency

Overall Lipper designations reflect the Fund's rankings relative to its peer group as of 3/31/23 The Fund received a Lipper Leader designation for Tax Efficiency among 878 funds.

PARADIGM
CAPITAL MANAGEMENT

Paradigm Micro-Cap Fund (PVIVX)

GROWTH OF $10,000 INVESTMENT


Paradigm Micro-Cap Fund
Russell Microcap – Total Return
$60,000
$48,000
$36,000
$24,000
$12,000
$0
$39,114
$24,418
2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023

This chart illustrates an investment of $10,000 in Paradigm Micro-Cap Fund on January 1, 2008, including reinvestment of dividends and distributions.

RISK PROFILE


5-YEAR ANNUALIZED RISK/REWARD
ANNUALIZED RETURN(%)
16.0
9.5
3.0
-3.5
-10.0
11.0
18.3
25.5
32.8
40.0
MORE RETURN, LOWER RISK
Paradigm Micro-Cap Fund
MORE RETURN, MORE RISK
Russell Microcap® Index (Total Return)
LOWER RETURN, LOWER RISK
LOWER RETURN, MORE RISK
ANNUALIZED STANDARD DEVIATION


5-YEAR MARKET CAPTURE
UPSIDE CAPTURE(%)
140.0
120.0
100.0
80.0
60.0
Paradigm Micro-Cap Fund
MORE UPSIDE, LESS DOWNSIDE
MORE UPSIDE, MORE DOWNSIDE
Russell Microcap® Index (Total Return)
LESS UPSIDE, LESS DOWNSIDE
LESS UPSIDE, MORE DOWNSIDE
60.0
80.0
100.0
120.0
140.0
DOWNSIDE CAPTURE(%)

INVESTMENT PROFESSIONALS

Candace King Weir

Chief Investment Officer, Co-Portfolio Manager
- Investment professional since 1966

Amelia Weir

Senior Vice President, Co-Portfolio Manager
- Investment professional since 1999

CONTACT US

For more information please contact:

800.239.0732

www.paradigmcapital.com

CUSIP

69901E500

REDEMPTION FEE

- For shares held 90 days or less: 2%

IMPORTANT INFORMATION

The Micro-Cap Fund (formerly the Paradigm Intrinsic Value Fund) invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a microcap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Please note that these market capitalization measures will fluctuate over time. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects. Micro capitalization companies can be riskier investments than larger companies.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund before investing. This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses. Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

[1] Holdings are subject to change and may not be representative of current or future holdings.

[2] Sector allocations are based upon the GICS Classifications and represent a % of the common stock held and is subject to change and may not be representative of current or future holdings.

The Russell Microcap® Index is an unmanaged index of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000 index based on a combination of their market cap and current index membership and it includes the next 1,000 securities. Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges. An investor cannot invest directly in an index, and index performance does not reflect the deduction of any fees, expenses or taxes. P/E Ratio is the market price per share divided by earnings per share. Price/Book Ratio is the market price per share divided by book value. Standard Deviation shows the degree of variation in the Fund's returns and can serve as a useful measure of the Fund's risk. It is measured using monthly observations, but expresses the result on an annualized basis. Market Capture Ratios is a statistical measure of the Fund's overall performance in up-markets (positive return periods) and down-markets (negative return periods). The market capture ratios are used to evaluate how well an investment performed relative to an index during periods when that index has risen or fallen. The ratio is calculated by dividing the Fund's returns by the returns of the index during the up-market or the down-market, and multiplying that factor by 100.

Star ratings are based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The overall rating is a weighted average of the 3-, 5-, and 10-year (if applicable) returns. 5 Stars = top 10% of funds in a category; 4 stars = next 22.5% of funds; 3 stars = middle 35%; 2 stars = next 22.5%; 1 star = bottom 10%. A fund must be in existence three years to be rated. Ratings are subject to change monthly. As of 3/31/23, the Paradigm Micro-Cap Fund had a 5-star rating for the 3-year period (589 funds), a 5-star rating for the 5-year period (543 funds), a 5-star rating for the 10-year period (372 funds), and a 5-star rating for the Overall period (589 funds). © 2010 Morningstar, Inc. All Rights Reserved. Morningstar and/or its content providers are the proprietors of this information; do not permit its unauthorized copying or distribution; do not warrant it to be accurate, complete or timely; and are not responsible for damages or losses arising from its use. Percentile Rank in Category is the Fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1.

Lipper Leader calculations are subject to change monthly and are based on an equal-weighted average of percentile ranks for the category's metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders and the next 20% receive a score of 4. A fund or class must be in existence three years to be rated. Both designations reflect the Fund's ranking relative to its peer group as of 3/31/23, and do not take sales charges into account. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved. Performance for the Fund reflects fee waivers in effect; in their absence, returns would have been lower, which may have adversely affected the Fund's Lipper Rankings. The Paradigm Micro-Cap Fund is in the Lipper equity funds category and received a score of 5 for Total Return for the 3-year period (878 funds), a score of 5 for the 5-year period (814 funds), a score of 5 for the 10-year period (579 funds), and a score of 5 for the Overall period (878 funds). For Tax Efficiency, the Fund received a score of 5 for the 3-year period (878 funds), a score of 4 for the 5-year period (814 funds), a score of 4 for the 10-year period (579 funds), and a score of 4 for the Overall period (878 funds). Not FDIC-Insured. May Lose Value. No Bank Guarantee.